FINANCIAL INSTRUMENTS - Disclosure Of Fair Values Of Derivative Assets And Liabilities By Type Of Hedge (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Notional principal	$ 11,618	$ 7,469
Assets
Derivative investments	44	146
Fair value hedges	0	0
Total derivatives	44	146
Liabilities
Derivative investments	(32)	(1)
Fair value hedges	(6)	0
Total derivatives	(38)	(1)
Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional principal	11,478	7,469
Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Notional principal	$ 140	$ 0